Form 5500, Schedule H, Part IV, Line 4a- Schedule of Delinquent Participant Contributions (Tables)	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Schedule of Delinquent Participant Contribution [Line Items]
EBP, Schedule of Delinquent Participant Contribution
CRANE NXT, CO. SAVINGS AND INVESTMENT PLAN
FORM 5500, SCHEDULE H, PART IV, LINE 4a—SCHEDULE OF DELINQUENT PARTICIPANT CONTRIBUTIONS
EMPLOYER ID NO: 88-0706021
PLAN ID NO: 001
For the year ended December 31, 2025

Participant Contributions Transferred Late to the Plan	Total that Constitute Nonexempt Prohibited Transactions			Total Fully Corrected Under VFCP and PTE 2002-51
✓Check here if Late Participant Loan Repayments are Included	Contributions Not Corrected	Contributions Corrected Outside VFCP	Contributions Pending Correction in VFCP
2024 participant contributions transferred late to the Plan*	$—	$—	$—	$396
*Participant loan repayments are not included in the late 2024 participant contribution.